Classification of financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Classification of financial assets and liabilities
Classification of financial assets and liabilities

Note 12. Classification of financial assets and liabilities

Financial assets by accounting category

	December 31, 2020
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	3,362	3,362
Treasuries/government bonds	22,266	—	—	22,266
Other interest-bearing securities except loans	33,551	—	—	33,551
Loans in the form of interest-bearing securities	—	—	50,780	50,780
Loans to credit institutions	—	—	31,315	31,315
Loans to the public	—	—	171,562	171,562
Derivatives	4,248	3,315	—	7,563
Total financial assets	60,065	3,315	257,019	320,399

	December 31, 2019
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	1,362	1,362
Treasuries/government bonds	8,344	—	—	8,344
Other interest-bearing securities except loans	53,906	—	—	53,906
Loans in the form of interest-bearing securities	—	—	43,627	43,627
Loans to credit institutions	—	—	27,010	27,010
Loans to the public	—	—	163,848	163,848
Derivatives	4,380	2,588	—	6,968
Total financial assets	66,630	2,588	235,847	305,065

Financial liabilities by accounting category

	December 31, 2020
	Financial liabilities at fair value
	through profit or loss
		Designated upon	Derivatives
		initial	used for
		recognition	hedge
Skr mn	Mandatorily	(FVO)	accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,486	3,486
Borrowing from the public	—	—	—	10,000	10,000
Debt securities issued	—	47,388	—	226,588	273,976
Derivatives	24,921	—	474	—	25,395
Total financial liabilities	24,921	47,388	474	240,074	312,857

	December 31, 2019
	Financial liabilities at fair value
	through profit or loss
		Designated upon	Derivatives
		initial	used for
		recognition	hedge
Skr mn	Mandatorily	(FVO)	accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,678	3,678
Borrowing from the public	—	—	—	—	—
Debt securities issued	—	56,705	—	212,634	269,339
Derivatives	16,954	—	3,102	—	20,056
Total financial liabilities	16,954	56,705	3,102	216,312	293,073